Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Geo [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	7.50%	8.00%
Leo [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	17.50%	17.50%
U.S. C-band clearing proceeds [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	7.50%	8.00%